Shareholder Report, Holdings (Details)	May 31, 2026
C000005523 | Top10HoldingGovernment National Mortgage Assn.BNY-36179WBX5
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000005523 | Top10HoldingFederal National Mortgage Assn.BNY-3140QTEF2
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000005523 | Top10HoldingFederal Home Loan MortgageBNY-3142G4WP2
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005523 | Top10HoldingUMBSBNY-01F052664
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005523 | Top10HoldingOBX TrustBNY-67448TBE4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005523 | Top10HoldingSequoia Mortgage TrustBNY-81749EAA3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005523 | Top10HoldingTricon American Homes TrustBNY-89613JAC4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005523 | Top10HoldingRCKT Mortgage TrustBNY-749420AA3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005523 | Top10HoldingMorgan Stanley Residential Mortgage Loan TrustBNY-61776XAD3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005523 | Top10HoldingCross Mortgage TrustBNY-227920AC9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005523 | Other0BNY-67448TBE4
Holdings [Line Items]
Percent of Net Asset Value	(11.80%)
C000005523 | 0BNY-36179WBX5
Holdings [Line Items]
Percent of Net Asset Value	108.00%
C000005523 | 0BNY-67448TBE4
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000190558 | Top10HoldingGovernment National Mortgage Assn.BNY-36179WBX5
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000190558 | Top10HoldingFederal National Mortgage Assn.BNY-3140QTEF2
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000190558 | Top10HoldingFederal Home Loan MortgageBNY-3142G4WP2
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000190558 | Top10HoldingUMBSBNY-01F052664
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000190558 | Top10HoldingOBX TrustBNY-67448TBE4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000190558 | Top10HoldingSequoia Mortgage TrustBNY-81749EAA3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000190558 | Top10HoldingTricon American Homes TrustBNY-89613JAC4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000190558 | Top10HoldingRCKT Mortgage TrustBNY-749420AA3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000190558 | Top10HoldingMorgan Stanley Residential Mortgage Loan TrustBNY-61776XAD3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000190558 | Top10HoldingCross Mortgage TrustBNY-227920AC9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000190558 | Other0BNY-67448TBE4
Holdings [Line Items]
Percent of Net Asset Value	(11.80%)
C000190558 | 0BNY-36179WBX5
Holdings [Line Items]
Percent of Net Asset Value	108.00%
C000190558 | 0BNY-67448TBE4
Holdings [Line Items]
Percent of Net Asset Value	3.80%